Cash Flow Information - Interest and Income Taxes Paid (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Significant Components Of Deferred Income Tax Expense [Line Items]
Interest paid during the year
Income taxes paid during the year	$ (283)	$ 684	$ 1,053